SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2018	Jun. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			508,493	580,185	2,278,089	5,878,270
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			977,667	818,856	359,643
Awards outstanding			1,599,296	1,245,889	1,009,184	773,200
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			26,000	57,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			483,000	523,000
2013 Plan [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	25.00%
2013 Plan [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1,100
2013 Plan [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	65.00%
Non-option equity awards granted	50
2013 Plan [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding			1,600,000	1,200,000
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years	3 years
Awards granted			978,000	819,000
2013 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost		$ 4,500
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	33.00%
Non-option equity awards granted	107,000	85,000
Compensation cost	$ 3,900
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	72,000	97,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	33.00%
Non-option equity awards granted	14,000	12,000
Compensation cost	$ 300	$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Vesting percentage	50.00%
Non-option equity awards granted	3,000	3,000
Compensation cost	$ 600	$ 600
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%